Management of financial risks, financial instruments, and other risks (Tables)	12 Months Ended
Dec. 31, 2024
Management Of Financial Risks Financial Instruments And Other Risks
Schedule of outstanding balance of financial assets

	2024	2023

Financial assets
Cash and cash equivalents	9,185,742	5,923,440

Securities	665,242	368,574
Derivative financial instruments	75,464	20,981
Collateral for credit card operations	336	320
Financial assets at fair value through profit or loss	741,042	389,875

Securities	9,913,517	8,805,745
Financial assets at fair value through other comprehensive income	9,913,517	8,805,745

Credit card receivables	12,259,276	12,414,133
Loans to customers	5,321,885	3,202,334
Compulsory and other deposits at central banks	6,743,336	7,447,483
Other receivables	1,413,443	1,689,030
Other financial assets	78,147	131,519
Securities	885,418	104,420
Financial assets at amortized cost	26,701,505	24,988,919

Other exposures
Unused limits (i)	17,663,606	16,998,572
Credit Commitments	17,663,606	16,998,572
(i)	Unused limits are not recorded in the statement of financial position but are considered in the measurement of the ECL because it represents credit risk exposure.

Schedule of primary sources of funding - by maturity

	2024				2023
Funding Sources	Up to 12 months	Over 12 months	Total	%	Up to 12 months	Over 12 months	Total	%

Bank receipt of deposits (RDB) (i)	21,402,435	109,409	21,511,844	91%	20,900,095	154,348	21,054,443	94%
Borrowings and financing	414,291	1,316,066	1,730,357	7%	113,595	1,022,749	1,136,344	5%
Bank certificate of deposit (CDB)	462,407	83,988	546,395	2%	213,707	34,379	248,086	1%
Instruments eligible as capital	-	-	-	0%	-	3,988	3,988	0%
Total	22,279,133	1,509,463	23,788,596	100%	21,227,397	1,215,464	22,442,861	100%
(i)	Considering the earliest date the customer can redeem, which is the worst-case scenario from the perspective of the Group. For liquidity risk management, Nu considers a run-off scenario, according to historical customer behavior.

Schedule of financial assets contractual maturities

	2024
	Carrying amount	Total	Up to 1 month	1 to 3 months	3 to 12 months	Over 12 months

Financial assets
Credit card receivables (i)	12,259,276	13,300,137	5,954,563	4,272,614	2,932,397	140,563
Securities	11,464,177	11,517,060	706,146	104,486	925,604	9,780,824
Compulsory and other deposits at central banks	6,743,336	6,743,336	6,743,336	-	-	-
Cash and cash equivalents	9,185,742	9,185,742	9,185,742	-	-	-
Loans to customers (i)	5,321,885	7,202,487	1,155,476	1,885,352	2,808,762	1,352,897
Other receivables	1,413,443	956,177	430,932	275,772	249,473	-
Other assets	663,578	663,578	663,578	-	-	-
Total Financial Assets	47,051,437	49,568,517	24,839,773	6,538,224	6,916,236	11,274,284
(i)	The cash flows for Credit card receivables and Loans to customers consider only operations that are not overdue.

Schedule of financial liabilities and contractual maturities

	2024
	Carrying amount	Total (iii)	Up to 1 month	1 to 3 months	3 to 12 months	Over 12 months

Financial liabilities
Derivative financial instruments	32,329	35,576	6,481	-	28,533	562
Repurchase agreements	308,583	308,812	308,812	-	-	-
Deposits in electronic money (i)	6,796,826	6,796,387	5,713,368	1,033,320	49,699	-
Bank receipt of deposits (RDB) (ii)	21,511,844	22,407,864	20,847,597	447,268	870,514	242,485
Bank certificate of deposit (CDB)	546,395	598,754	41,140	127,829	320,094	109,691
Payables to credit card network	9,333,541	9,346,230	4,332,769	2,441,461	2,203,369	368,631
Borrowings and financing	1,730,357	2,075,141	-	2,897	471,784	1,600,460
Total Financial Liabilities	40,259,875	41,568,765	31,250,167	4,052,775	3,943,993	2,321,829
(i)	In accordance with regulatory requirements and in guarantee of these deposits, the Group holds the total amount of US$51,128 in eligible securities composed of Brazilian government bonds as described in note 12b, under a dedicated account within the Central Bank of Brazil as of December 31, 2024 (US$23,050 as of December 31, 2023).
(ii)	Considering the earliest date in which the customer can withdraw the deposit. The expected redemption rate for Nu's deposits, used within the previously described liquidity risk management framework is estimated based on observed historic customer behavior.
(iii)	The total was projected considering the exchange rate of Brazilian Reais, Mexican and Colombian Pesos to US$ as of December 31, 2024.

Schedule of vaR for the entities

VaR	2024	2023

Nu Brazil (i)	433	249
Nu Holdings (ii)	14,528	14,419
Nu México	651	323
(i)	Nu Prudential Conglomerate in Brazil.
(ii)	Considers only financial assets held directly by Nu Holdings as other subsidiaries do not have significant market risk exposures.

Schedule of mark to market fair value

DV01	2024	2023

Brazilian risk-free curve	(363)	(158)
Brazilian IPCA coupon	-	(5)
US risk-free curve	(155)	(136)
Mexican risk-free curve	(14)	2
Colombia risk-free curve	(53)	(18)